Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [Abstract]
Schedule of borrowings item
	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Bank loans	320,689	651,825	199,471	548,372	121,218	103,453
Other financial entities	188,868	168,148	22,210	12,176	166,658	155,972
Lease liability for right-of-use asset	60,507	59,085	14,541	12,879	45,966	46,206
Finance leases	9,836	835	5,118	835	4,718	-
	579,900	879,893	241,340	574,262	338,560	305,631

Schedule of comprises bank loans in local and foreign currencies for working capital purposes
	Interest	Date of
In thousands of soles	rate	maturity	2021	2022
AENZA S.A.A. (i)	Term SOFR 3M + de 6.26% a 8.51%	2023	-	463,773
Unna Energia S.A.(ii)	6.04% / 7.68%	2027	143,986	126,064
Viva Negocio Inmobiliario S.A.C. (iii)	7.00% / 11.35%	2024	65,262	51,314
Morelco S.A.S. (iv)	9.95% / 10.93%	2023	-	10,674
Cumbra Peru S.A. (v - vi)	8.00%	2023	111,441	-
			320,689	651,825

	Interest	Date of
In thousands of soles	rate	maturity	2021	2022
Banco de Credito del Peru S.A.	7.00% / 7.94%	2023	35,679	36,562
Banco Interamericano de Finanzas S.A.	11.35%	2024	18,456	12,636
Banco BBVA Peru S.A.	7.94%	2024	9,742	2,116
Others	11.00%	2022	1,385	-
			65,262	51,314

	Interest	Date of
In thousands of soles	rate	maturity	2022
Bancolombia S.A.	9.95% / 10.93%	2023	6,344
Banco de Bogota	10.39%	2023	4,330
			10,674

Schedule of lease liability for right-of-use asset
	Interest	Date of	Total
In thousands of soles	rate	maturity	2021	2022
AENZA S.A.A.	9.08%	2027	51,187	41,456
Unna Energia S.A.	7.10% / 19.6%	2026	3,889	11,640
Unna Transporte S.A.C.	6.25% / 11.72%	2025	4,503	4,960
Morelco S.A.S.	14.97% / 17.64%	2026	423	804
Cumbra Ingenieria S.A.	7.40%	2023	427	64
Tren Urbano de Lima S.A.	10.00%	2023	60	17
Other minors	4.50%	2037	18	144
			60,507	59,085

Schedule of minimum payment by maturity and the present value of the lease liability for right-of-use asset obligations
In thousands of soles	2021	2022
Up to 1 year	18,817	19,075
From 1 to 5 years	46,288	55,092
Over 5 years	8,086	112
	73,191	74,279
Future financial charges	(12,684)	(15,194)
Current value of right-of-use liabilities	60,507	59,085

Schedule of current value of obligations for right-of-use liabilities
In thousands of soles	2021	2022
Up to 1 year	14,541	12,879
From 1 year to 5 years	38,136	46,094
Over 5 years	7,830	112
	60,507	59,085

Schedule of finance lease obligations
	Interest	Date of
In thousands of soles	rate	maturity	2021	2022
Viva Negocio Inmobiliario S.A.C.	9.04%	2023	6,678	76
Cumbra Peru S.A.	5.32% / 7.67%	2023	3,112	759
Unna Energia S.A.	6.28%	2022	46	-
			9,836	835

Schedule of maturity and current value of obligations for finance lease
In thousands of soles	2021	2022
Up to 1 year	5,624	873
From 1 to 5 years	4,909	-
	10,533	873
Future financial charges	(697)	(38)
Current value of the obligations for finance lease agreements	9,836	835

Schedule of current value of obligations for finance lease
In thousands of soles	2021	2022
Up to 1 year	5,118	835
From 1 to 5 years	4,718	-
	9,836	835

Schedule of carrying amount and fair value of borrowings
	Carrying amount		Fair value
In thousands of soles	2021	2022	2021	2022
Bank loans	320,689	651,825	349,280	638,620
Other financial entities	188,868	168,148	188,868	168,148
Lease liability for right-of-use asset	60,507	59,085	66,943	58,719
Finance leases	9,836	835	9,097	776
	579,900	879,893	614,188	866,263

Schedule of borrowings item
	2021
In thousands of soles	Bank loans	Other financial entities	Lease liability for right-of- use asset	Finance leases

Balance at January, 1	528,564	244,639	72,726	52,391
Additions	281,079	-	7,988	104
Amortization	(473,693)	(42,605)	(26,520)	(5,542)
Accrued interest	47,246	11,439	4,549	3,260
Interest paid	(48,034)	(9,732)	(4,335)	(3,224)
Subsidiary deconsolidation	(22,919)	(59,190)	(6,881)	(36,757)
Fair value	-	12,402	-	-
Others	8,446	31,915	12,980	(396)
Balance at December, 31	320,689	188,868	60,507	9,836

	2022
In thousands of soles	Bank loans	Other financial entities	Lease liability for right-of- use asset	Finance leases

Balance at January, 1	320,689	188,868	60,507	9,836
Additions	492,961	-	21,567	70
Amortization	(171,239)	(28,758)	(16,198)	(8,536)
Accrued interest	49,099	9,273	4,845	474
Interest paid	(39,748)	(10,525)	(4,732)	(514)
Fair value	-	16,629	-	-
Others	63	(7,339)	(6,904)	(495)
Balance at December, 31	651,825	168,148	59,085	835